IMPAIRMENT OF ASSETS - Impairment losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)	$ (6)	$ (107)	$ 27	[1]
Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		(100)
Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		(49)	19
Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)	1	36
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)	(7)	6	8
Property and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)	(6)	(19)	20
Property and equipment | Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		(32)
Property and equipment | Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		(29)	12
Property and equipment | Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)	1	35
Property and equipment | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)	$ (7)	7	8
Intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		(77)	5
Intangible assets | Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		(68)
Intangible assets | Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		(9)	5
Intangible assets | Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		1
Intangible assets | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		(1)	0
Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		0	0
Goodwill | Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		0
Goodwill | Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		0	0
Goodwill | Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		0
Goodwill | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		0	0
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		(11)	2
Other | Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		0
Other | Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		(11)	2
Other | Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		0
Other | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		$ 0	$ 0

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10